EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Consolidated comprehensive income summary (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) [2]	Dec. 31, 2018 COP ($)		Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Disclosure of analysis of other comprehensive income by item [line items]
Balance		$ 25,871,227	[1]	$ 24,659,222		$ 22,906,280
Balance	$ 9,094.3	29,554,348		25,871,227	[1]	24,659,222
Accumulated other comprehensive income including non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance		1,354,510		1,279,140		976,933
Change in politics		104,013
Current period change				75,370		302,207
Current period change, excluding change in politics		(209,751)
Balance		1,248,772		1,354,510		1,279,140
Accumulated other comprehensive income attributable to non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance		567,644		529,523		438,804
Change in politics		58,180
Current period change				38,121		90,719
Current period change, excluding change in politics		(73,825)
Balance		551,999		567,644		529,523
Other comprehensive income (OCI)
Disclosure of analysis of other comprehensive income by item [line items]
Balance		786,866		749,617		538,129
Change in politics		45,833
Current period change				37,249		211,488
Current period change, excluding change in politics		(135,926)
Balance	$ 214.4	$ 696,773		$ 786,866		$ 749,617

[1]	See note 2.32, Changes in presentation.
[2]	See note 2.4, “convenience translation into U.S. dollars”.